As filed with the Securities and Exchange Commission on 11/19/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 89.37%	Value
	Aerospace & Defense - 3.12%
25,430	United Technologies Corp.	$3,471,704

	Air Freight & Logistics - 1.30%
9,910	Fedex Corp.	1,442,599

	Banks - 6.12%
29,490	Citigroup, Inc.	2,037,169
22,325	First Republic Bank	2,158,828
22,070	JPMorgan Chase & Co.	2,597,418
		6,793,415
	Beverages - 2.10%
17,005	PepsiCo, Inc.	2,331,385

	Biotechnology - 7.03%
12,371	Amgen, Inc.	2,393,912
33,270	Celgene Corp. (a)	3,303,711
33,385	Gilead Sciences, Inc.	2,115,942
		7,813,565
	Capital Markets - 1.65%
30,990	State Street Corp.	1,834,298

	Chemicals - 3.01%
61,222	Corteva, Inc. (a)	1,714,216
22,832	DuPont de Nemours, Inc.	1,628,150
		3,342,366
	Communications Equipment - 3.33%
74,935	Cisco Systems, Inc.	3,702,538

	Diversified Telecommunication Services - 2.24%
73,430	Zayo Group Holdings, Inc. (a)	2,489,277

	Electrical Equipment - 1.93%
25,795	Eaton Corp PLC (b)	2,144,854

	Energy Equipment & Services - 1.39%
66,335	Baker Hughes, a GE Co.	1,538,972

	Entertainment - 1.89%
21,420	Electronic Arts, Inc. (a)	2,095,304

	Food & Staples Retailing - 4.43%
112,995	Sprouts Farmers Market, Inc. (a)	2,185,323
23,070	Walmart, Inc.	2,737,948
		4,923,271
	Health Care Equipment & Supplies - 2.21%
9,712	Becton, Dickinson & Co.	2,456,748

	Health Care Providers & Services - 3.90%
11,919	Cigna Corp.	1,809,185
15,035	Laboratory Corp. of America Holdings (a)	2,525,880
		4,335,065
	Health Care Technology - 2.18%
35,600	Cerner Corp.	2,426,852

	Hotels, Restaurants & Leisure - 1.52%
19,055	Starbucks Corp.	1,684,843

	Household Products - 1.60%
23,575	Church & Dwight Co., Inc.	1,773,783

	Industrial Conglomerates - 1.91%
12,905	3M Co.	2,121,582

	Insurance - 4.07%
39,105	Principal Financial Group, Inc.	2,234,460
29,600	Progressive Corp.	2,286,600
		4,521,060
	Interactive Media & Services - 3.83%
3,493	Alphabet, Inc. - Class C (a)	4,257,967

	Internet & Direct Marketing Retail - 2.12%
60,490	eBay, Inc.	2,357,900

	IT Services - 1.70%
14,209	Fidelity National Information Services, Inc.	1,886,387

	Machinery - 1.43%
33,930	Flowserve Corp.	1,584,870

	Multi-Line Retail - 1.08%
35,755	Nordstrom, Inc.	1,203,871

	Multi-Utilities - 3.04%
22,905	Sempra Energy	3,381,007

	Oil, Gas & Consumable Fuels - 3.23%
22,294	Chevron Corp.	2,644,069
76,575	Marathon Oil Corp.	939,575
		3,583,644
	Semiconductors & Semiconductor Equipment - 1.80%
17,930	Silicon Laboratories, Inc. (a)	1,996,506

	Software - 8.95%
24,465	Fortinet, Inc. (a)	1,877,933
6,355	Intuit, Inc.	1,690,049
30,940	Microsoft Corp.	4,301,588
13,980	Salesforce.com, Inc. (a)	2,075,191
		9,944,761
	Technology Hardware, Storage & Peripherals - 3.43%
17,024	Apple, Inc.	3,812,865

	Textiles, Apparel & Luxury Goods - 1.83%
57,115	Gildan Activewear, Inc. (b)	2,027,582

	TOTAL COMMON STOCKS (Cost $65,937,352)	99,280,841

Shares	REITs - 6.29%	Value
125,645	AGNC Investment Corp.	2,021,628
49,225	American Campus Communities, Inc.	2,366,738
74,350	CubeSmart	2,594,815
	TOTAL REITs (Cost $6,291,124)	6,983,181

	EXCHANGE-TRADED FUNDS - 2.01%
12,415	Vanguard Consumer Discretionary ETF	2,236,190
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,289,326)	2,236,190

	MONEY MARKET FUNDS - 2.39%
2,651,748	First American Government Obligations Fund - Class X, 1.87% (c)	2,651,748
	TOTAL MONEY MARKET FUNDS (Cost $2,651,748)	2,651,748

	Total Investments in Securities (Cost $77,169,550) - 100.06%	111,151,960
	Liabilities in Excess of Other Assets - (0.06)%	(64,733)
	NET ASSETS - 100.00%	$111,087,227

ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
September 30, 2019 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,842,548	$-	$-	$8,842,548
Consumer Discretionary	7,274,197	-	-	7,274,197
Consumer Staples	9,028,439	-	-	9,028,439
Energy	5,122,616	-	-	5,122,616
Financials	13,148,773	-	-	13,148,773
Health Care	17,032,229	-	-	17,032,229
Industrials	10,765,609	-	-	10,765,609
Information Technology	21,343,057	-	-	21,343,057
Materials	3,342,366	-	-	3,342,366
Utilities	3,381,007	-	-	3,381,007
Total Common Stocks	99,280,841	-	-	99,280,841
REITs	6,983,181	-	-	6,983,181
Exchange-Traded Funds	2,236,190	-	-	2,236,190
Money Market Funds	2,651,748	-	-	2,651,748
Total Investments in Securities	$111,151,960	$-	$-	$111,151,960

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2019, the end of the reporting period. During the period ended September 30, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)  /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date   11/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date   11/18/2019

By (Signature and Title)  /s/ Cheryl L. King
            Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date   11/15/2019

* Print the name and title of each signing officer under his or her signature.